CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2025 CNY (¥) ¥ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 CNY (¥) ¥ / shares shares	Sep. 30, 2023 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
Revenues	¥ 91,290	$ 12,848	¥ 113,381	¥ 93,307
Cost of revenues	(84,897)	(11,948)	(97,314)	(76,060)
Gross profit	6,393	900	16,067	17,247
Operating expenses
Selling and marketing	(6,989)	(984)	(6,286)	(8,359)
General and administrative	(40,167)	(5,653)	(35,979)	(14,228)
Research and development	(13,042)	(1,835)	(10,126)	(7,447)
Impairment of assets	(3,984)	(561)	(275)	(2,204)
Total operating expenses, net	(64,182)	(9,033)	(52,666)	(32,238)
Loss from operations	(57,789)	(8,133)	(36,599)	(14,991)
Interest expense, net	(2,742)	(386)	(1,512)	(982)
Impairment of long-term investment | ¥			(200)	(1,490)
Rental income	0	0	0	10,603
Other non-operating income,net	2,274	320	57,050	69,691
Income (loss) before income taxes	(58,257)	(8,199)	18,739	62,831
Income tax (expense) benefits (note 17)	293	41	(61)	(162)
Net income (loss)	(57,964)	(8,158)	18,678	62,669
Less: Net income (loss) attributable to non-controlling interests	(4,636)	(652)	(2,034)	7,337
Net income (loss) attributable to Origin Agritech Limited	(53,328)	(7,506)	20,712	55,332
Other comprehensive income (loss)
Net income (loss)	(57,964)	(8,158)	18,678	62,669
Foreign currency translation difference	(203)	(29)	172	(214)
Comprehensive income (loss)	(58,167)	(8,187)	18,850	62,455
Less: Comprehensive income (loss) income attributable to non-controlling interests	(4,636)	(652)	(2,034)	7,337
Comprehensive income (loss) attributable to Origin Agritech Limited	¥ (53,531)	$ (7,535)	¥ 20,884	¥ 55,118
Basic net income(loss) per share attributable to Origin Agritech Limited (note 18) (in dollars per share) | (per share)	¥ (7.12)	$ (1)	¥ 3.21	¥ 8.45
Diluted net income(loss) per share attributable to Origin Agritech Limited (note 18) (in dollars per share) | (per share)	¥ (7.12)	$ (1)	¥ 3.2	¥ 8.43
Shares used in computing earnings (loss) per share:
Basic (in shares)	7,490,671	7,490,671	6,459,189	6,546,153
Diluted (in shares)	7,490,671	7,490,671	6,465,370	6,562,278